Condensed Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	31,000,000
Common stock, shares issued	4,161,000	0
Common stock, shares outstanding	4,161,000	0
Common stock subject to possible redemption	13,300,000	0
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
SoundHound, Inc.
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	45,000,000	45,000,000	36,000,000
Common stock, shares issued	12,210,825	11,818,761	11,750,082
Common stock, shares outstanding	12,210,825	11,818,761	11,750,082
Net of allowance for doubtful account (in Dollars)	$ 109	$ 109	$ 109
Redeemable convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	26,316,129	26,316,129	18,022,277
Redeemable convertible preferred stock, shares issued	19,132,387	19,132,387	17,784,975
Redeemable convertible preferred stock, shares outstanding	19,132,387	19,132,387	17,784,975
Liquidation preference (in Dollars)	$ 284,047	$ 284,047	$ 234,014